Average Annual Total Returns{- Fidelity® Leveraged Company Stock Fund} - 07.31 Fidelity Leveraged Company Stock Fund Retail PRO-09 - Fidelity® Leveraged Company Stock Fund	Fidelity Leveraged Company Stock Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Leveraged Company Stock Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Leveraged Company Stock Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS006 Past 1 year	RS006 Past 5 years	RS006 Past 10 years	IXXVV Past 1 year	IXXVV Past 5 years	IXXVV Past 10 years
Total	26.16%	17.01%	15.04%	23.70%	14.73%	13.06%	17.11%	13.07%	11.99%	22.58%	15.10%	14.91%	26.12%	10.64%	10.51%